Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Computer Software, Intangible Asset
Asset Under Capital Lease

(in thousands)	2016	2015
Licensed computer software	$23,665	18,206
Accumulated amortization	(14,634)	(8,175)
Licensed computer software, net	$9,031	10,031

Property, Plant and Equipment
Asset Under Capital Lease

(in thousands)	2016	2015
Computer and other equipment	$51,702	55,450
Furniture and other equipment	5,412	5,374
Total equipment	57,114	60,824
Less accumulated depreciation:
Computer and other equipment	(39,060)	(36,134)
Furniture and other equipment	(3,788)	(2,731)
Total accumulated depreciation	(42,848)	(38,865)
Total equipment, net	$14,266	21,959

Property and Equipment Balances

(in thousands)	2016	2015
Computer and other equipment	$356,358	346,387
Buildings and improvements	246,577	244,938
Furniture and other equipment	141,836	138,727
Land	15,877	16,577
Other	2,387	597
Total property and equipment	763,035	747,226
Less accumulated depreciation and amortization	480,690	457,328
Property and equipment, net	$282,345	289,898